Offerings	Dec. 23, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under this registration statement and for each class in reliance on General Instruction II.D of Form S-3. An indeterminate number of the securities of each identified class to be offered at indeterminate prices is being registered pursuant to this registration statement with a maximum aggregate offering price not to exceed $100,000,000. Securities registered hereunder may be offered in U.S. dollars or the equivalent thereof in foreign currencies. The proposed maximum aggregate offering price has been estimated solely for purposes of determining the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(o), the registration fee is calculated based on the maximum aggregate offering price of all securities listed. (2) Pursuant to Rule 457(i) under the Securities Act, the securities registered hereunder include such indeterminate amount of securities as may be issued upon exercise, conversion or exchange of, pursuant to anti-dilution adjustments, or pursuant to a stock dividend, stock split or similar transaction with respect to securities that provide for such issuance, exercise, conversion, exchange, adjustment, stock split or similar transaction. Separate consideration may or may not be received for any of these securities. (3) Each depositary share registered hereunder will be issued under a deposit agreement and will represent an interest in a fractional share or multiple shares of Class A common stock or preferred stock and will be evidenced by a depositary receipt. (4) Warrants represent rights to purchase Class A common stock or preferred stock registered under this registration statement. (5) The subscription rights to purchase shares of Class A common stock or preferred stock will be offered without additional consideration.